Future Minimum Payments for all Operating Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 48,903
2014	44,733
2015	37,553
2016	34,136
2017	33,258
Thereafter	104,710
Total	$ 303,293